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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24F-2

 Read instructions at end of Form before preparing Form. Please print or type.

1.        Name and address of issuer:

               Fremont Mutual Funds, Inc.
               333 Market Street, Suite 2600
               San Francisco, CA 94105


2.        The name of each series or class of securities for         -----------
          which  this  Form is  filed  (If the Form is being              X
          filed for all series and classes of  securites  of         -----------
          the issuer, check the box but do not list series or classes):

3.        Investment Company Act File Number:      811-05632

          Securities Act File Number:               33-23453


4(a). Last day of fiscal year for which this Form is filed:

                                            October 31, 2003


4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2393 (4-01)

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                      $  2,022,493,621
                                                                ----------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                    $  2,876,060,666
                                                ----------------

     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:                  $              0
                                                ----------------

     (iv)   Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                            $  2,876,060,666
                                                                ----------------

     (v)    Net sales - if Item 5(i) is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                         $              0
                                                                ----------------

     (vi)   Redemption credits available for
            use in future years - if Item
            5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:                              $   (853,567,045)
                                                ----------------

     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):                                            X          0.01267%
                                                                ----------------

     (viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):                           =  $           0.00
                                                                ----------------

6.        Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
          ________________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :
          _______________.

7.        Interest  due - if this Form is being  filed  more
          than 90 days after the end of the issuer's  fiscal
          year (see Instruction D):                          +  $           0.00
                                                                ----------------

8.        Total of the  amount of the  registration  fee due
          plus any interest due [line 5(viii) plus line 7]:
                                                             =  $           0.00
                                                                ----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

          [ ]  Wire Transfer
          [ ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Robert M. Slotky
                                        ----------------------------------------

                                        Robert M. Slotky - Assistant Treasurer
                                        ----------------------------------------

Date  1/27/2004
      ---------------

* PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.

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